Accounts Receivable (Details Textual) - USD ($) $ in Millions	Jan. 03, 2016	Dec. 28, 2014
Receivables [Abstract]
Billed contract receivables from long-term contracts	$ 12.9	$ 12.6
Unbilled contract receivables from long-term contracts	$ 33.8	$ 29.4